EQUITY (Details) - Warrant [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Shares
Outstanding, beginning of period	902,825,146	595,000,000
Issued	0	307,825,146
Exercised	0	0
Forfeited	(540,000,000)	0
Expired	0	0
Outstanding, end of period	362,825,146	902,825,146
Exercisable, end of period	330,825,146	902,825,146
Weighted Average Exercise Price
Outstanding, beginning of period	$ 0.029	$ 0.029
Issued	.000	0.025
Exercised	.000	0.000
Forfeited	(.033)	(0.000)
Expired	.000	0.000
Outstanding, end of period	$ 0.023	$ 0.029